Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities were comprised as follows:

	December 31, 2025			December 31, 2024
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Payables related to cost of sales	—	1,217.4	1,217.4	—	1,209.8	1,209.8
Lease liabilities(2)	338.8	852.2	1,191.0	348.2	956.6	1,304.8
Salaries and employee benefit liabilities	741.3	174.6	915.9	709.8	157.4	867.2
Income taxes payable	404.4	35.5	439.9	376.0	56.3	432.3
Deferred gift card, hospitality and other revenue(2)	16.8	338.9	355.7	24.5	417.5	442.0
Put options held by non-controlling interests(3)	256.3	24.1	280.4	176.6	25.1	201.7
Amounts payable for securities purchased but not yet settled(4)	164.1	76.5	240.6	69.9	—	69.9
Accrued taxes	116.4	32.9	149.3	92.4	40.6	133.0
Pension and post retirement liabilities	86.2	10.7	96.9	96.1	13.2	109.3
Administrative and other(5)	906.0	326.6	1,232.6	1,015.0	293.3	1,308.3
	3,030.3	3,089.4	6,119.7	2,908.5	3,169.8	6,078.3

Current	2,248.7	2,072.3	4,321.0	1,950.5	1,995.1	3,945.6
Non-current	781.6	1,017.1	1,798.7	958.0	1,174.7	2,132.7
	3,030.3	3,089.4	6,119.7	2,908.5	3,169.8	6,078.3
(1)	Includes Life insurance and Run-off, and the group holding companies.
(2)	The decrease during 2025 principally reflected the deconsolidation of The Keg. See note 21.
(3)	Principally comprised of a put option held by Eurobank on the non-controlling interest in Eurolife. Upon sale of the Eurolife Life Operations pursuant to the proposed transaction described in note 21, the put option would have a value of nil.
(4)	The increase during 2025 primarily reflected Fairfax India’s deferred consideration of $76.5 related to its additional investment in Bangalore Airport. See note 6.
(5)	Principally comprised of accrued operating expenses, accrued interest expense, advances from customers and liabilities related to business acquisitions.